Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 51,537	$ 54,731	$ 477,650	$ 452,529	$ 394,705
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
Capital expenditures	(20,619)	(29,041)	(110,425)	(107,573)	(105,650)
Proceeds from disposition of assets and investments	5,196	4,414	10,429	4,135	6,869
(Increase) decrease in notes receivable	8	4	(7)	4,462	(840)
Cash flows used in investing activities	(517,553)	(44,270)	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000	317,000	325,000	184,000
Payment on revolving credit facility	(125,000)	(35,000)	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(3,755)	(3,755)	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility	300,000			300,000
Debt issuance costs	(9,017)			(17,441)	(89)
Proceeds received from note offering	400,000			510,000
Payment on senior subordinated notes				(415,752)	(360,383)
Payment on senior credit facility	(300,000)			(352,106)
Distributions to non-controlling interest	(105)	(180)	(1,130)	(1,094)
Cash flows used in financing activities	471,003	(2,819)	(224,808)	(294,315)	(227,195)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)	(2,670)	(1,394)	(1,340)
Net increase (decrease) in cash and cash equivalents	6,093	6,511	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	22,327	26,035	26,035	33,212	58,911
Cash and cash equivalents at end of period	28,420	32,546	22,327	26,035	33,212
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	33,185	38,141	453,421	434,580	377,375
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
Capital expenditures	(20,619)	(29,041)	(110,425)	(107,573)	(105,650)
Proceeds from disposition of assets and investments	5,196	4,414	10,429	4,135	6,869
(Increase) decrease in notes receivable	8	4	(7)	4,462	(840)
Cash flows used in investing activities	(517,553)	(44,270)	(253,880)	(163,997)	(191,869)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000	317,000	325,000	184,000
Payment on revolving credit facility	(125,000)	(35,000)	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(3,755)	(3,755)	(15,468)	(11,750)	(33,051)
Proceeds received from senior credit facility	300,000			300,000
Debt issuance costs	(9,017)			(17,442)	(89)
Proceeds received from note offering	400,000			510,000
Payment on senior subordinated notes				(415,752)	(360,383)
Payment on senior credit facility	(300,000)			(352,106)
Distributions to non-controlling interest	(105)	(180)	(1,130)	(1,094)
Dividends to parent	(78,938)	(71,322)	(271,244)	(241,422)	(4,200)
Contributions from (to) parent	26,170	32,028	52,263	38,201	37,858
Cash flows used in financing activities	489,355	13,771	(200,579)	(276,365)	(209,865)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)	(2,670)	(1,395)	(1,340)
Net increase (decrease) in cash and cash equivalents	6,093	6,511	(3,708)	(7,177)	(25,699)
Cash and cash equivalents at beginning of period	21,827	25,535	25,535	32,712	58,411
Cash and cash equivalents at end of period	27,920	32,046	21,827	25,535	32,712
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	20,748	14,745	348,116	335,043	278,359
Cash flows from investing activities:
Investment in subsidiaries	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
(Increase) decrease in intercompany notes receivable	(2,946)	(970)	(717)	(17,034)	(8,264)
(Increase) decrease in notes receivable	8	(7)	193	10	(126)
Cash flows used in investing activities	(505,076)	(20,624)	(154,401)	(82,045)	(100,638)
Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	92,000	317,000	325,000	184,000
Payment on revolving credit facility	(125,000)	(35,000)	(282,000)	(410,000)	(34,000)
Principal payments on long-term debt	(3,755)	(3,755)	(15,468)	(11,750)	(30,051)
Proceeds received from senior credit facility	300,000			300,000
Debt issuance costs	(9,017)			(17,442)	(89)
Proceeds received from note offering	400,000			510,000
Payment on senior subordinated notes				(415,752)	(360,383)
Payment on senior credit facility	(300,000)			(328,856)
Dividends to parent	(78,938)	(71,322)	(271,244)	(241,422)	(4,200)
Contributions from (to) parent	26,170	32,028	52,263	38,201	37,858
Cash flows used in financing activities	489,460	13,951	(199,449)	(252,021)	(206,865)
Net increase (decrease) in cash and cash equivalents	5,132	8,072	(5,734)	977	(29,144)
Cash and cash equivalents at beginning of period	4,955	10,689	10,689	9,712	38,856
Cash and cash equivalents at end of period	10,087	18,761	4,955	10,689	9,712
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	69,183	68,783	537,763	526,987	476,822
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)	(145,865)	(65,021)	(92,248)
Capital expenditures	(20,123)	(28,066)	(106,126)	(104,976)	(101,242)
Proceeds from disposition of assets and investments	5,196	4,414	10,429	4,135	6,869
(Increase) decrease in notes receivable		11	(200)	4,452	(714)
Cash flows used in investing activities	(517,065)	(43,288)	(241,762)	(161,410)	(187,335)
Cash flows from financing activities:
Dividends to parent	(53,975)	(44,906)	(441,892)	(432,664)	(381,353)
Contributions from (to) parent	502,138	19,647	145,865	65,021	92,248
Cash flows used in financing activities	448,163	(25,259)	(296,027)	(367,643)	289,105
Net increase (decrease) in cash and cash equivalents	281	236	(26)	(2,066)	382
Cash and cash equivalents at beginning of period	454	480	480	2,546	2,164
Cash and cash equivalents at end of period	735	716	454	480	2,546
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(2,771)	(481)	9,434	5,214	3,547
Cash flows from investing activities:
Acquisitions			(8,012)
Capital expenditures	(496)	(975)	(4,299)	(2,597)	(4,408)
Cash flows used in investing activities	(496)	(975)	(12,311)	(2,597)	(4,408)
Cash flows from financing activities:
Principal payments on long-term debt					(3,000)
Payment on senior credit facility				(23,250)
Intercompany loan proceeds	2,946	970	717	17,034	8,264
Distributions to non-controlling interest	(105)	(180)	(1,130)	(1,094)
Contributions from (to) parent			8,012
Cash flows used in financing activities	2,841	790	7,599	(7,310)	5,264
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)	(2,670)	(1,395)	(1,340)
Net increase (decrease) in cash and cash equivalents	680	(1,797)	2,052	(6,088)	3,063
Cash and cash equivalents at beginning of period	16,418	14,366	14,366	20,454	17,391
Cash and cash equivalents at end of period	17,098	12,569	16,418	14,366	20,454
Eliminations [Member] | LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(53,975)	(44,906)	(441,892)	(432,664)	(381,353)
Cash flows from investing activities:
Investment in subsidiaries	502,138	19,647	153,877	65,021	92,248
(Increase) decrease in intercompany notes receivable	2,946	970	717	17,034	8,264
Cash flows used in investing activities	505,084	20,617	154,594	82,055	100,512
Cash flows from financing activities:
Intercompany loan proceeds	(2,946)	(970)	(717)	(17,034)	(8,264)
Dividends to parent	53,975	44,906	441,892	432,664	381,353
Contributions from (to) parent	(502,138)	(19,647)	(153,877)	(65,021)	(92,248)
Cash flows used in financing activities	$ (451,109)	$ 24,289	$ 287,298	$ 350,609	$ 280,841